Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	5/15/42	10,245	5,104
United States Treasury Strip Coupon	0.000%	8/15/42	79,764	39,327
United States Treasury Strip Coupon	0.000%	11/15/42	69,296	33,858
United States Treasury Strip Coupon	0.000%	2/15/43	58,617	28,383
United States Treasury Strip Coupon	0.000%	5/15/43	82,787	39,777
United States Treasury Strip Coupon	0.000%	8/15/43	74,393	35,395
United States Treasury Strip Coupon	0.000%	11/15/43	70,819	33,484
United States Treasury Strip Coupon	0.000%	2/15/44	66,562	31,087
United States Treasury Strip Coupon	0.000%	5/15/44	56,010	25,913
United States Treasury Strip Coupon	0.000%	8/15/44	58,414	26,756
United States Treasury Strip Coupon	0.000%	11/15/44	52,991	24,057
United States Treasury Strip Coupon	0.000%	2/15/45	51,467	23,200
United States Treasury Strip Coupon	0.000%	5/15/45	68,631	30,734
United States Treasury Strip Coupon	0.000%	8/15/45	67,609	30,012
United States Treasury Strip Coupon	0.000%	11/15/45	57,623	25,494
United States Treasury Strip Coupon	0.000%	2/15/46	51,373	22,552
United States Treasury Strip Coupon	0.000%	5/15/46	51,226	22,323
United States Treasury Strip Coupon	0.000%	8/15/46	64,503	27,877
United States Treasury Strip Coupon	0.000%	11/15/46	68,188	29,337
United States Treasury Strip Coupon	0.000%	2/15/47	57,392	24,562
United States Treasury Strip Coupon	0.000%	5/15/47	51,432	21,899
United States Treasury Strip Coupon	0.000%	8/15/47	66,776	28,270
United States Treasury Strip Coupon	0.000%	11/15/47	56,678	24,000
United States Treasury Strip Coupon	0.000%	2/15/48	64,948	27,334
United States Treasury Strip Coupon	0.000%	5/15/48	56,820	23,931
United States Treasury Strip Coupon	0.000%	8/15/48	73,200	30,773
United States Treasury Strip Coupon	0.000%	11/15/48	65,462	27,438
United States Treasury Strip Coupon	0.000%	2/15/49	50,235	21,024
United States Treasury Strip Coupon	0.000%	5/15/49	55,232	23,172
United States Treasury Strip Coupon	0.000%	8/15/49	66,985	27,867
United States Treasury Strip Coupon	0.000%	11/15/49	62,762	25,933
United States Treasury Strip Coupon	0.000%	2/15/50	59,084	24,455
United States Treasury Strip Coupon	0.000%	5/15/50	76,932	31,524
United States Treasury Strip Coupon	0.000%	8/15/50	70,170	28,638
United States Treasury Strip Coupon	0.000%	11/15/50	65,297	26,644
United States Treasury Strip Coupon	0.000%	2/15/51	75,739	30,745
United States Treasury Strip Coupon	0.000%	5/15/51	33,678	13,676
United States Treasury Strip Coupon	0.000%	8/15/51	53,176	21,424
United States Treasury Strip Coupon	0.000%	11/15/51	43,090	17,270
United States Treasury Strip Coupon	0.000%	2/15/52	7,562	3,028
United States Treasury Strip Coupon	0.000%	5/15/52	993	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	5/15/42	1,300	663
	United States Treasury Strip Principal	0.000%	8/15/42	49,285	24,793
	United States Treasury Strip Principal	0.000%	11/15/42	51,502	25,658
	United States Treasury Strip Principal	0.000%	2/15/43	56,164	27,757
	United States Treasury Strip Principal	0.000%	5/15/43	52,045	25,514
	United States Treasury Strip Principal	0.000%	8/15/43	52,898	25,746
	United States Treasury Strip Principal	0.000%	11/15/43	49,528	23,924
	United States Treasury Strip Principal	0.000%	2/15/44	40,502	19,343
	United States Treasury Strip Principal	0.000%	5/15/44	53,711	25,412
	United States Treasury Strip Principal	0.000%	8/15/44	68,441	32,050
	United States Treasury Strip Principal	0.000%	11/15/44	49,218	22,829
	United States Treasury Strip Principal	0.000%	2/15/45	38,827	17,891
	United States Treasury Strip Principal	0.000%	5/15/45	67,169	30,719
	United States Treasury Strip Principal	0.000%	8/15/45	66,392	30,193
	United States Treasury Strip Principal	0.000%	11/15/45	58,645	26,546
	United States Treasury Strip Principal	0.000%	2/15/46	52,283	23,519
	United States Treasury Strip Principal	0.000%	5/15/46	51,384	22,938
	United States Treasury Strip Principal	0.000%	8/15/46	61,392	27,185
	United States Treasury Strip Principal	0.000%	11/15/46	65,845	29,090
	United States Treasury Strip Principal	0.000%	2/15/47	66,808	29,406
	United States Treasury Strip Principal	0.000%	5/15/47	53,140	23,224
	United States Treasury Strip Principal	0.000%	8/15/47	53,371	23,250
	United States Treasury Strip Principal	0.000%	11/15/47	57,210	24,864
	United States Treasury Strip Principal	0.000%	2/15/48	62,013	26,951
	United States Treasury Strip Principal	0.000%	5/15/48	64,824	28,198
	United States Treasury Strip Principal	0.000%	8/15/48	44,847	19,368
	United States Treasury Strip Principal	0.000%	11/15/48	56,557	24,540
	United States Treasury Strip Principal	0.000%	2/15/49	70,989	30,692
	United States Treasury Strip Principal	0.000%	5/15/49	58,013	24,995
	United States Treasury Strip Principal	0.000%	8/15/49	54,292	23,176
	United States Treasury Strip Principal	0.000%	11/15/49	53,386	22,685
	United States Treasury Strip Principal	0.000%	2/15/50	56,659	23,837
	United States Treasury Strip Principal	0.000%	5/15/50	82,705	34,310
	United States Treasury Strip Principal	0.000%	8/15/50	84,791	34,990
	United States Treasury Strip Principal	0.000%	11/15/50	72,350	29,788
	United States Treasury Strip Principal	0.000%	2/15/51	93,531	38,414
	United States Treasury Strip Principal	0.000%	5/15/51	95,856	39,496
	United States Treasury Strip Principal	0.000%	8/15/51	75,982	30,886
	United States Treasury Strip Principal	0.000%	11/15/51	65,942	26,753
	United States Treasury Strip Principal	0.000%	2/15/52	74,399	30,230
	United States Treasury Strip Principal	0.000%	5/15/52	65,631	26,857
Total U.S. Government and Agency Obligations (Cost $2,809,967)					2,117,359
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $623)	0.854%		6,226	623
Total Investments (100.0%) (Cost $2,810,590)					2,117,982
Other Assets and Liabilities—Net (0.0%)					(547)
Net Assets (100%)					2,117,435
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,117,359	—	2,117,359
Temporary Cash Investments	623	—	—	623
Total	623	2,117,359	—	2,117,982